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Stradley Ronon Stevens & Young, LLP

Suite 2600

2005 Market Street

Philadelphia, PA  19103-7018

Telephone  215.564.8000

Fax  215.564.8120

www.stradley.com

September 1, 2016

VIA EDGAR TRANSMISSION

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

RE:      Franklin Federal Tax-Free Income Fund

            File No.: 333-212548

Dear Sir or Madam:

Attached for filing, pursuant to the Securities Act of 1933, as amended (the “Securities Act”), is a post-effective amendment No. 1 to the registration statement on Form N-14 (the “Amendment”) of the Franklin Federal Tax-Free Income Fund (the “Registrant”).  The Amendment is being filed in connection with the registration of  shares of beneficial interest of the Registrant, that will be issued to the shareholders of the Franklin Insured Tax-Free Income Fund (the “Target Fund”), a series of the Franklin Tax-Free Trust, in connection with the transfer of assets of the Target Fund by the Registrant and the related shareholder meeting of the Target Fund to approve such transfer.

Pursuant to Rule 485(b) under the Securities Act, the Registrant hereby proposes that the Amendment become effective immediately on September 1, 2016.  The Amendment does not contain any disclosures that would render it ineligible to become effective pursuant to Rule 485(b) under the Securities Act.  The purpose of the filing is to file the definitive Prospectus/Proxy Statement, Statement of Additional Information and Proxy Card which include revisions made in response to comments of the staff of the Securities and Exchange Commission and other non-material changes.  The Amendment also incorporates by reference the September 1, 2016 statutory prospectus and statement of additional information of the Registrant.

The Registrant has previously registered an indefinite number of its shares under the 1933 Act pursuant to an election under Rule 24f-2.

If you have any questions or comments regarding this filing, please telephone me at (215) 564-8149 or in my absence, please contact Jason Venner at (650) 312-3455.

Very truly yours,

/s / Kenneth L. Greenberg, Esq.

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